CONVERTIBLE LOANS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Convertible Loans And Warrants
CONVERTIBLE LOANS AND WARRANTS

NOTE 4 - CONVERTIBLE LOANS AND WARRANTS

The following table summarizes fair value measurements by level as of September 30, 2023 and December 31, 2022 measured at fair value on a recurring basis:

December 31, 2022	Level 1	Level 2	Level 3	Total
	In U.S. dollars in thousands
Assets
None	-	-	-	-

Liabilities
Convertible Loans	-	-	2,257	2,257
Financial liability		-	24	24

September 30, 2023	Level 1	Level 2	Level 3	Total
	In U.S. dollars in thousands
Assets
None	-	-	-	-

Liabilities
Convertible Loans	-	-	1,925	1,925
Financial liability		-	183	183

The Convertible Loans changes consist of the following as of September 30, 2023 and December 31, 2022:

	Convertible Loans at Fair Value
	September 30, 2023	December 31, 2022
	$000
Opening Balance	2,257	2,492
Additional convertible loans (a)	153	526
Repayment of convertible loan (b)	-	(18)
Conversion of convertible loan (c)	(243)	-
Decrease of Notes purchased (Note 6k)	(530)	-
Change in fair value of convertible loans liability through profit or loss	288	(743)
Closing balance	1,925	2,257

(a)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company received a principal amount of $152,750 and $526,826 respectively.

(b)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company repaid nill and $17,500, respectively.

(c)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, a total amount of $242,538 and $0 respectively, were converted into 19,390,359 shares of common stock.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4 - CONVERTIBLE LOANS AND WARRANTS (cont.)

The estimated fair values of the Convertible loans were measured according to the Monte Carlo Model using the following assumptions:

	As of	As of
	September 30, 2023	December 31, 2022
Expected term (in years)	0.75-1.26	0.5
Expected average (Monte Carlo) volatility	199%	169%
Expected dividend yield	-	-
Risk-free interest rate	5.4%-5.5%	4.8%
WACC	29%	30%

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2022
300,000	2.9	0.043	$11,351
300,000	3.35	0.043	$11,679
8,334	2.9	0.6	$230
32,500	3.35	0.6	$992

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2023:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of September 30, 2023
8,334	2.16	0.6	$23
32,500	2.61	0.6	$116

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4 - CONVERTIBLE LOANS AND WARRANTS (cont.)

The estimated fair values of the Warrants were measured according to the data as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Expected term	2.16-2.61	2.9-3.35
Expected average volatility	172%-174%	179%
Expected dividend yield	-	-
Risk-free interest rate	4.54%-4.72%	4.09%-4.15%
Common Stock Market Value	$0.0263	$0.043

*600,000 options were cancelled (Note 6K)

NOTE 8 - CONVERTIBLE LOANS AND WARRANTS

Convertible Loans at Fair Value
$K
Opening Balance January 1, 2022 (including short term loans component from related party which is also convertible)	2,492
Additional convertible loans	526
Repayment of convertible loan	(18)
Finance income, net	(743)
Closing balance as of December 31, 2022	2,257

A. Warrants

During the year 2017, the Company granted 1,931,819 warrants. As of December 31, 2022 the Warrants expired and had been valued at nill.

On November 24, 2021, the Company granted 300,000 warrants to Investor 2, valued as of December 31, 2022, at $11,351. The expiry date of the warrants is on November 24, 2025. On May 09, 2022, the Company granted additional 300,000 warrants to Investor 2, valued as of December 31, 2022, at $11,679. The expiry date of the warrants is on May 09, 2026. See (b) below (“Investor 2”).

These warrants are converted with the same cashless exercise formula, in lieu of a cash exercise, equal to the number of Common Shares computed using the following formula: the number of Warrants multiplied by the difference between the market price and the exercise price, on the effective date of conversion, divided by the market price. As the numbers of shares to be issued for the exercise of the warrants is variable, the warrants have been measured at fair value.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8	-	CONVERTIBLE LOANS AND WARRANTS (cont.)

In order to calculate the fair value of the warrants, an option pricing model was used. The model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

The estimated fair values of the Warrants were measured according to the data as follows:

	As of December 31,
	2022	2021
Expected term	2.9-3.35	0.78-3.9
Expected average volatility	179%	185.45%-195.07%
Expected dividend yield	0%	0%
Risk-free interest rate	4.09%-4.15%	0.3%-1.1%
Common Stock Market Value	$0.043	$0.16

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding and Exercisable
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2022
300,000	2.9	0.043	$11,351
300,000	3.35	0.043	$11,679
8,334	2.9	0.6	$230
32,500	3.35	0.6	$992

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2021:

Warrants Outstanding and Exercisable
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2021
1,931,819	0.78	0.1	$211,622
308,334	3.9	0.6	$48,270

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8	-	CONVERTIBLE LOANS AND WARRANTS (cont.)

B. Convertible loans (Hereinafter: CLA)

During the years 2017-2021, the Company entered into convertible loan agreement (“CLA “) contracts with several investors as detailed below.

The Convertible Promissory Notes will accrue interest at rates of 5% - 12% per annum, default interest at rates of 12%-24% per annum, which also convertible at the same terms as the loan.

Investor 1

CLA 1 (Issued by the company During March 2019 - January 2021)

The CLA is convertible into shares of the Company’s Common Stock at a per share price equal to the lesser of (i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest daily Volume Weighted Average Price (‘VWAP’) in the twenty (20) Trading Days prior to the Conversion Date. The Note has 5% annual interest rate. As of December 31, 2022, the Maturity date for the CLA above is June 30, 2023.

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used the Monte Carlo model and the Company assumptions regarding the expected conversion date. Using this model and assumptions, the fair value was evaluated for $756,963 and $1,918,376 as a current maturities of convertible loans on December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the estimated fair values of the Convertible Loan measured as follows:

	As of December 31,
	2021	2022
Expected term (in years)	1.09	0.5
Expected average (Monte Carlo) volatility	195.07%	169%
Expected dividend yield	-	-
Risk-free interest rate	0.7%	4.8%

CLA 2 (Issued by the Company at the year of 2021)

During the year 2021, the Company entered into a new CLA contract with Investor 1. In exchange for the CLA, the Company received an amount of $250,000. As of December 31, 2022 the maturity date of the CLA is June 30, 2023.

The CLA is convertible at a fair value measurement option at a price per share equal to the expected PPS at IPO event or the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date, whichever yields the greatest number of shares.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8	-	CONVERTIBLE LOANS AND WARRANTS (cont.)

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used the Company assumptions regarding the expected conversion date. Using these assumptions, the fair value was evaluated, based on Monte Carlo model, for $555,039 and $318,156 as current maturities of convertible loans as of December 31, 2022 and 2021, respectively. For the years ended December 31, 2022, and 2021, the estimated fair values of the Convertible Loan measured as follows:

	As of December 31,
	2022	2021
Expected term (in years)	0.5	1.875
Risk free rate	4.8%	-
Volatility	169%	-
WACC	-	25%

Investor 2

On November 24, 2021, the Company signed CLA, Warrants and SPA agreements with Investor 2 for an aggregate amount of $500,000. As of December 2021, the Company received the first tranche an amount of $110,000 out of the aggregate committed amount. on May 09, 2022, the second tranche of $390,000 was transferred to the Company. Upon receival of each tranche, the company issued to the investor 200,000 common shares in consideration of the note.The maturity date of the Note is the earlier of 12 months from the date of each advance or the date the Company closes on a registered public offering.

The Company’s obligations under the CLA are secured by a security interest in substantially all of its assets pursuant to a Security Agreement dated as of November 24, 2021, between it and the Company.

The Convertible Promissory Note will be convertible at a price equal to $0.5. The conversion component was evaluated separately from the loan.

On November 24, 2021 and May 09, 2022, the investment was evaluated as three separate components: Warrants, common shares, Loan (Part of the CLA) and conversion component. First, the independent valuation appraiser evaluated the Warrants and the stocks in Fair Value, and the residual attributed to the CLA components. As of December 31, 2022, Warrants were evaluated at $11,351 and $11,679 respectively, The CLA were evaluated at $108,126 and $585,284 respectively.

In order to evaluate the CLA components, it was evaluated based on their fair value ratio and then multiplied the residual by the acceptable ratio of each of the CLA components. In addition, the independent valuation appraiser used Monte Carlo model and Company assumptions regarding to the expected conversion date and the expected return date of the principal amount. Using this model and assumptions, the expected conversion amount was evaluated.

In addition, the warrants and the loan were evaluated because they identified as liabilities components. The conversion instrument was identified as an equity component; therefore, it was evaluated only as of the agreement day. In order to calculate the fair value of the CLA Loan the independent valuation appraiser used Company assumptions regarding to the expected conversion date and the expected return date of the principal amount and then capitalized the loan using the company’s WACC for each valuation date. Using this model and assumptions, the expected conversion amount was evaluated.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8	-	CONVERTIBLE LOANS AND WARRANTS (cont.)

On December 7, 2022, AppYea and Investor 2 signed a ‘First Amendment to Senior Secured Convertible Promissory Note’, in which the maturity date of the loan will be amended to be April 30, 2023. Additionally, as part of this agreement, the Company paid Leonite a payment of $30,000 to be applied as follows: $10,000 as an extension fee, $17,500 as partial payment of the balance due in connection with the first tranche, and $2,500 for legal fees.

As of December 31, 2022 and 2021 the Loan component was evaluated at $693,410 and $111,828 and presented as current maturities of convertible loans.

The estimated fair values of the CLA measured as follows:

	Year ended December 31,
	2022	2021
Expected term	0.4 years	0.87 years
WACC	30%	25%
Expected date to repay	May 9, 2023	November 24, 2022

Investor 3

On November 23, 2022, the Company signed CLA agreement with Investor 3 for an aggregate amount of $675,000. As of December 31, 2022, the Company received an amount of $68,000 out of the total amount.

The maturity date is November 23, 2023.

The Convertible Promissory Note will be convertible at a price equal 65% of the lowest trading price during the (10) days prior to the conversion date, with 35% discount. The Convertible Promissory Note was evaluated as a single component.

As of December 31, 2022 the Convertible Promissory Note was evaluated at $89,318 presented as current maturities of convertible loans.

Rest of the investors

During the year 2021, the Company signed additional CLA with an investor for the amount of $75,000.

The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the highest daily VWAP in the ten (10) Trading Days prior to the Conversion Date. The maturity date of the CLA is January 29, 2023

The CLA was evaluated, based on the Monte Carlo model, as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used Company assumptions regarding the expected conversion date. Using Company WACC, the fair value was evaluated for $109,908 and $97,226 as current maturities of convertible loans as of December 31, 2022 and 2021, respectively.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8	-	CONVERTIBLE LOANS AND WARRANTS (cont.)

The estimated fair values of the CLA measured as follows:

	As of December 31,
	2022	2021
Expected term	0.1 years	1.1 years
WACC	30%	25%